Segment Reporting	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment reporting
20.	Segment reporting

Operating segments are identified on the basis of internal reports about components of the Group that are regularly reviewed by the Chief Executive Officers (“CEO”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Group operates in a single business segment which is the business of contract manufacturing of handbags. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customers

The Group’s non-current assets are based in Cambodia.

The following table breaks down revenue by geographic location of the Group’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	March 31, 2023	March 31, 2024	March 31, 2025
	US$	US$	US$
United States of America	8,582,451	10,244,648	13,094,560
Europe	1,732,622	1,841,001	2,119,315
Canada	1,089,293	826,865	614,951
Japan	627,720	417,928	507,214
Others(a)	1,439,385	641,301	850,637
	13,471,471	13,971,743	17,186,677
(a)	No revenue from any other country amounted to 5 per cent or more of the Group’s revenue.